Land use rights	12 Months Ended
Dec. 31, 2018
Land use rights [abstract]
Land use rights
11	Land use rights

The movements in the carrying amount of land use rights during the years are as follows:

	2018	2017
Beginning of the year
Cost	13,775,976	10,525,537
Accumulated amortization	(2,128,752)	(1,792,367)
Accumulated impairment losses	(382,439)	(276,823)

Net book value	11,264,785	8,456,347

Movement:
Business combination (Note 41)	398,591	3,182,914
Addition	260,971	331,683
Amortization charge for the year	(368,025)	(368,898)
Impairment charge for the year	-	(108,590)
Reclassification to assets held for sale (Note 20)	(29,924)	-
Disposals	(81,788)	(86,631)
Disposal of subsidiaries	-	(146,922)
Currency translation differences	5,424	4,882

End of the year	11,450,034	11,264,785

Cost	14,324,288	13,775,976
Accumulated amortization	(2,486,181)	(2,128,752)
Accumulated impairment losses	(388,073)	(382,439)

Net book value	11,450,034	11,264,785

All the lands located in the PRC and Singapore are leased from respective governments according to corresponding regulations applied across the countries. The Company and its subsidiaries will renew the leases according to the operation requirements of the Company and its subsidiaries and the related regulations of respective countries.

Land use rights without ownership certificate

As at 31 December 2018, the Company and its subsidiaries were in the process of applying for the ownership certificate for certain land use right with an aggregate net book value of RMB543 million (2017: RMB1,246 million). The management are of the opinion that the Company and its subsidiaries are entitled to the lawful and valid occupation and use of the above mentioned land.